(Loss) Earnings Per Share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share
Weighted average common shares outstanding	4,024,692	3,747,296
Effect of dilutive instruments:
Weighted average common shares for diluted computation	4,024,692	4,272,302
Basic	¥ (133.97)	¥ 4.63
Diluted	¥ (133.97)	¥ 4.06
Common
Earnings Per Share
Net (loss) income attributable to shareholders of the Company	¥ (539,170)	¥ 17,335
Weighted average common shares outstanding	4,024,692	3,747,295
Effect of dilutive instruments:
Stock options	799,500	525,007
Weighted average common shares for diluted computation	4,024,692	4,272,302
Basic	¥ (133.97)	¥ 4.63
Diluted	¥ (133.97)	¥ 4.06
Class A Common
Earnings Per Share
Weighted average common shares outstanding	1	1
Effect of dilutive instruments:
Weighted average common shares for diluted computation	1	1
Basic	¥ (133.97)	¥ 4.63
Diluted	¥ (133.97)	¥ 4.06